Exempt Party-in-Interest and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	The following tables set forth the Plan investment details for the two companies.

	As of December 31, 2025 and for the year ended December 31, 2025
Investment	Shares	Cost basis	Fair Value	Investment Income
Crane NXT	65,062	$2,589,515	$3,062,490	$(646,665)
Crane Company	27,775	$1,068,648	$5,122,497	$1,104,837

	As of December 31, 2024
Investment	Shares	Cost basis	Fair Value
Crane NXT	73,067	$2,710,898	$4,253,956
Crane Company	38,238	$1,468,017	$5,802,569